Post-Employment and Other Non-current Employee Benefits - Variation in Assumptions (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	$ 2,085	$ 1,654	$ 747	$ 912
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	4,062	3,655
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	421	331	320
Past Service Cost	42	132	163
(Gain) or Loss on Settlement or curtailment	(52)	(115)	(133)
Net Interest on the Net Defined Benefit Liability	391	305	297
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	284	235	233
Past Service Cost	40	93	155
(Gain) or Loss on Settlement or curtailment	(49)	(107)	(126)
Net Interest on the Net Defined Benefit Liability	269	224	222
Net benefit cost recognized in the consolidated statements of income | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	137	96	87
Past Service Cost	2	39	8
(Gain) or Loss on Settlement or curtailment	(3)	(8)	(7)
Net Interest on the Net Defined Benefit Liability	122	81	75
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Discount Rates
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	393	430
Past Service Cost	37	42
(Gain) or Loss on Settlement or curtailment	(48)	(57)
Net Interest on the Net Defined Benefit Liability	356	430
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Discount Rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	273	293
Past Service Cost	35	40
(Gain) or Loss on Settlement or curtailment	(46)	(54)
Net Interest on the Net Defined Benefit Liability	245	295
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Discount Rates | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	120	137
Past Service Cost	2	2
(Gain) or Loss on Settlement or curtailment	(2)	(3)
Net Interest on the Net Defined Benefit Liability	111	135
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Expected Rates of Salary Increases
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	445	386
Past Service Cost	42	37
(Gain) or Loss on Settlement or curtailment	(57)	(49)
Net Interest on the Net Defined Benefit Liability	434	365
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Expected Rates of Salary Increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	310	265
Past Service Cost	40	35
(Gain) or Loss on Settlement or curtailment	(54)	(46)
Net Interest on the Net Defined Benefit Liability	309	247
Net benefit cost recognized in the consolidated statements of income | Actuarial Assumption of Expected Rates of Salary Increases | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	135	121
Past Service Cost	2	2
(Gain) or Loss on Settlement or curtailment	(3)	(3)
Net Interest on the Net Defined Benefit Liability	125	118
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	2,085	1,654	747
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,467	1,299	625
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	618	355	$ 122
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Discount Rates
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	2,561	2,928
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Discount Rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,868	2,109
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Discount Rates | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	693	819
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Expected Rates of Salary Increases
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	2,857	2,616
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Expected Rates of Salary Increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	2,087	1,884
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Actuarial Assumption of Expected Rates of Salary Increases | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	$ 770	$ 732